Firsthand Technology Opportunities Fund

Portfolio of Investments, September 30, 2022 (unaudited)

	SHARES	MARKET VALUE
COMMON STOCKS — 97.6% ($104,258,786)
Biotech — 0.1% ($92,433)
CytoDyn, Inc.*	222,730	$92,433
Consumer Electronics — 12.7% ($13,592,400)
Roku, Inc.*	241,000	13,592,400
Defense & Aerospace — 2.8% ($2,967,000)
Astra Space, Inc.*	200,000	122,200
Kratos Defense & Security Solutions, Inc.*	280,000	2,844,800
Education — 5.2% ($5,586,000)
Chegg, Inc.*	260,000	5,478,200
Coursera, Inc.*	10,000	107,800
Internet — 5.6% ($5,939,100)
Netflix, Inc.*	10,000	2,354,400
PayPal Holdings, Inc.*	10,000	860,700
Upwork, Inc.*	200,000	2,724,000
Renewable Energy — 14.3% ($15,265,080)
Enphase Energy, Inc.*	40,000	11,098,800
SolarEdge Technologies, Inc.*	18,000	4,166,280
Semiconductor Equipment — 4.3% ($4,580,623)
Pivotal Systems Corp.*(1)	41,338,824	2,406,257
Revasum, Inc.*(1)	28,327,549	2,174,366
Semiconductors — 17.4% ($18,604,800)
Wolfspeed, Inc.*	180,000	18,604,800
Services — 0.1% ($105,600)
Lesaka Technologies, Inc.*	30,000	105,600
Software — 35.1% ($37,525,750)
Bill.com Holdings, Inc.*	40,000	5,294,800
Cloudflare, Inc., Class A*	90,000	4,977,900
Coupa Software, Inc.*	20,000	1,176,000
DocuSign, Inc.*	60,000	3,208,200
Domo, Inc., Class B*	230,000	4,137,700
Fastly, Inc., Class A*	50,000	458,000
Monday.com, Ltd.*	20,000	2,266,800
MongoDB, Inc.*	5,000	992,800
Okta, Inc.*	10,000	568,700
PagerDuty, Inc.*	150,000	3,460,500
Palo Alto Networks, Inc.*	15,000	2,456,850
Twilio, Inc., Class A*	30,000	2,074,200
Workday, Inc., Class A*	10,000	1,522,200
Zscaler, Inc.*	30,000	4,931,100

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Firsthand Technology Opportunities Fund - continued

Portfolio of Investments, September 30, 2022 (unaudited)

INVESTMENT COMPANY — 2.7% ($2,939,849)
Fidelity Investments Money Market Fund - Treasury Portfolio(2)	2,939,849	2,939,849
Total Investments
(Cost $126,237,190) — 100.3%		107,198,635
Liabilities in excess of other assets — (0.3)%		(284,952)
NET ASSETS - 100.0%		$106,913,683

*	Non-income producing security.
(1)	Affiliated issuer.
(2)	The Fidelity Investments Money Market Fund invests primarily in U.S. Treasury Securities.

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Firsthand Technology Opportunities Fund - continued

Portfolio of Investments, September 30, 2022 (unaudited)

Securities Valuation—A Fund’s portfolio of securities is valued as follows:

1.	Securities traded on stock exchanges, or quoted by NASDAQ, are valued according to the NASDAQ official closing price, if applicable, or at their last reported sale price as of the close of trading on the New York Stock Exchange (“NYSE”) (normally 4:00 P.M. Eastern Time). If a security is not traded that day, the security will be valued at its most recent bid price.
2.	Securities traded in the over-the-counter market, but not quoted by NASDAQ, are valued at the last sale price (or, if the last sale price is not readily available, at the most recent closing bid price as quoted by brokers that make markets in the securities) at the close of trading on the NYSE.
3.	Securities traded both in the over-the-counter market and on a stock exchange are valued according to the broadest and most representative market.
4.	Securities and other assets that do not have market quotations readily available are valued at their fair value as determined in good faith using procedures established by the Board of Trustees.

In pricing illiquid, privately placed securities, the advisor follows well-accepted valuation techniques. Initial valuations are generally determined by the initial purchase price for each security. Subsequent to initial purchase, securities are repriced from time to time to reflect changes to the companies’ valuations caused by various events. Such events include, among others, a new round of financing establishing a new valuation for the company; material changes to a company’s business or business prospects, either due to company-specific internal issues (gaining or losing a major customer, missing a significant milestone, etc.) or macroeconomic events affecting the industry or the world. In analyzing a company’s valuation, factors that are also considered, include a company’s cash flow, revenues, profitability, financial forecasts, and probability of success in those measures. Other potential factors include the value of comparable public and private companies and general market conditions.

Fair Value Measurement — In accordance with the authoritative guidance on fair value measurements and disclosures under GAAP, the Fund discloses the fair value of its investments in a hierarchy that prioritizes the inputs to valuation techniques used to measure the fair value. The hierarchy gives the highest priority to valuations based upon unadjusted quoted prices in active markets for identical assets or liabilities (level 1 measurement) and the lowest priority to valuations based upon unobservable inputs that are significant to the valuation (level 3 measurements).

The guidance establishes three levels of the fair value hierarchy as follows:

Level 1 - Unadjusted quoted prices in active markets for identical assets or liabilities that the Funds have the ability to access.

Level 2 - Observable inputs other than quoted prices included in level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risks, yield curves, default rates, and similar data.

Level 3 – Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Funds’ own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in level 3.

The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

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Portfolio of Investments, September 30, 2022 (unaudited)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The following is a summary of the inputs used to value the following Funds’ net assets as of September 30, 2022:

FUND	LEVEL 1 QUOTED PRICES	LEVEL 2 OTHER SIGNIFICANT OBSERVABLE INPUTS	LEVEL 3 SIGNIFICANT OBSERVABLE INPUTS
FIRSTHAND TECHNOLOGY OPPORTUNITIES FUND
Common Stocks
Biotech	$92,433	$—	$—
Consumer Electronics	13,592,400	—	—
Defense & Aerospace	2,967,000	—	—
Education	5,586,000	—	—
Internet	5,939,100	—	—
Renewable Energy	15,265,080	—	—
Semiconductor Equipment	3,397,494	1,183,129	—
Semiconductors	18,604,800	—	—
Services	105,600	—	—
Software	37,525,750	—	—
Total Common Stocks	103,075,657	1,183,129	—
Investment Company	2,939,849	—	—
Total	$106,015,506	$1,183,129	$—

At the end of each calendar quarter, management evaluates the Level 2 and 3 assets and liabilities for changes in liquidity, including but not limited to: whether a broker is willing to execute at the quoted price, the depth and consistency of prices from third party services, and the existence of contemporaneous, observable trades in the market. Additionally, management evaluates the Level 1 and 2 assets and liabilities on a quarterly basis for changes in listings or delistings on national exchanges.

For information on the Funds’ policy regarding valuation of investments and other significant accounting policies, please refer to the Funds’ most recent semi-annual or annual shareholder report.

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